SHARE CAPITAL AND RESERVES	12 Months Ended
Mar. 31, 2026
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

11. SHARE CAPITAL AND RESERVES

(a) Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

On September 5, 2024, 100,000 common shares were issued pursuant to a property agreement at $0.075 per share.

During the year ended March 31, 2025, 6,214,668 common shares were issued as a result of the exercise of share purchase options.

During the year ended March 31, 2025, 6,176,470 flow-through shares were issued as a result of the exercise of flow -through share purchase warrants.

During the year ended March 31, 2026, 183,332 common shares were issued as a result of the exercise of share purchase options.

On August 21, 2025, the Company issued 1,000,000 common shares to GFTEC as part of the contingent consideration set out in the amended PINE property purchase agreement (note 7(b)).

As at March 31, 2026, the number of total issued and outstanding common shares is 225,377,364 (March 31, 2025: 224,194,032).

(b) Share purchase options

The following summarizes changes in the Company’s share purchase options:

	March 31, 2026		March 31, 2025
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.133	5,945,332	0.102	13,410,000
Cancelled	0.670	(50,000)	0.116	(1,480,000)
Exercised	0.274	(183,332)	0.095	(6,214,668)
Expired	NA	–	0.120	(60,000)
Granted	1.115	600,000	0.670	290,000
Ending balance	0.218	6,312,000	0.133	5,945,332

The following summarizes information on the options outstanding and exercisable as at March 31, 2026:

		Weighted Average	Number of	Number of
		Remaining Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable

$0.125	11-Apr-26	0.03	120,000	120,000
$0.105	22-Mar-29	2.98	5,100,000	5,100,000
$0.105	22-Mar-27	0.98	302,000	302,000
$0.670	4-Feb-30	3.85	190,000	126,667
$0.680	27-Jun-30	4.24	100,000	100,000
$0.770	9-Jul-27	1.27	100,000	100,000
$1.310	25-Feb-31	4.91	400,000	66,667
		2.97	6,312,000	5,915,333

During the year ended March 31, 2026, the Company granted 600,000 share purchase options at a weighted average exercise price of $1.12 to its employees and contractors, for a period of two to five years.  During the year ended March 31, 2025 the Company granted 290,000 share purchase options to certain associates at a weighted average exercise price of $0.67, for a period of five years. All of the options are subject to the required TSX Venture Exchange acceptance and customary vesting provisions.

The Company uses the Black-Scholes option pricing model to estimate the fair value for all stock-based compensation. The expected volatility assumption inherent in the pricing model is based on the historical volatility of the Company’s shares over a term equal to the expected term of the options granted. The weighted average assumptions used in the option pricing model and the resulting weighted average fair values per option for the options granted during the year ended March 31, 2026 and 2025 were as follows:

	March 31, 2026	March 31, 2025
Risk-free rate:	2.66% to 2.86%	2.66%
Expected life:	2 to 5 years	5 years
Expected volatility:	99% - 114%	120%
Expected dividends:	Nil	Nil
Weighted average fair value per option:	$0.821	$0.576

(c) Share purchase warrants

The following summarizes changes in the Company’s share purchase warrants:

	March 31, 2026		March 31, 2025
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.08	4,807,693	0.07	10,984,163
Exercised	NA	–	0.06	(6,176,470)
Ending balance	0.08	4,807,693	0.08	4,807,693

The following summarizes information on the warrants outstanding as at March 31, 2026:

		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding

$0.080	1-Dec-28	2.67	4,807,693
		2.67	4,807,693